Consolidated Balance Sheet Components (Details) - Schedule of intangible assets - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 9,025	$ 4,586
Less: accumulated amortization	(589)	(360)
Total	8,436	4,226
Capitalized software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 7,574	3,135
Intangible assets weighted average amortization periods	4 years
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,300	1,300
Intangible assets weighted average amortization periods	4 years
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 151	$ 151
Intangible assets weighted average amortization periods	15 years